Other Operating Income (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income [abstract]
Government grants	[1]	¥ 61,296	¥ 69,678	¥ 116,330
Rental income from investment property		81,608	76,381	76,001
Others		5,772	4,655	10,286
Other operating income		148,676	150,714	202,617
Grants related to R&D and other tax refund		60,859	69,241	115,893
Government grants relating to the purchase of property, plant and equipment		¥ 437	¥ 437	¥ 437

[1]	Government grants. Grants related to Research and Development, other tax refund and subsidies of RMB 60,859 thousands (2019: RMB 69,241 thousands, 2018: RMB 115,893 thousands) are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance. Deferral and presentation of government grants. Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. For the year ended 31 December 2020, RMB 437 thousands were included in the government grants line item (2019: RMB 437 thousands, 2018: RMB 437 thousands).